Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Business Combinations [Abstract]
Goodwill	£ 626	£ 77	£ 222
Intangible assets	423	56	189
Property, plant and equipment	5		1
Current assets	24	3	12
Non current assets	12
Current liabilities	(72)	(16)	(20)
Borrowings	(12)
Deferred tax	(51)	(2)	(35)
Net assets acquired	955	118	369
Consideration (after taking account of £27m (2017: £7m; 2016: £10m) net cash acquired)	955	118	369
Less: consideration deferred to future years	(36)	(1)	(15)
Less: acquisition date fair value of equity interest			(18)
Net cash flow	£ 919	£ 117	£ 336